Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Earnings (Loss) Before Income Taxes

The components of earnings (loss) before income taxes consisted of the following (in millions):

	For the Years Ended December 31,
	2025	2024	2023

United States operations	$(127.5)	$251.8	$57.0
Foreign operations	958.3	784.8	1,010.3
Total	$830.8	$1,036.6	$1,067.3

Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consisted of the following (in millions):

	For the Years Ended December 31,
	2025	2024	2023
Current:
Federal	$62.9	$4.4	$0.5
State	21.5	20.9	19.5
Foreign	128.5	153.8	118.5
	212.9	179.1	138.5
Deferred:
Federal	(120.9)	(59.7)	(125.2)
State	(30.8)	(12.3)	(16.7)
Foreign	64.5	24.3	45.6
	(87.2)	(47.7)	(96.3)
Provision for income taxes	$125.7	$131.4	$42.2

Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate

A reconciliation of the U.S. statutory income tax rate to our effective tax rate, and related dollar amounts, for the year ended December 31, 2025 is as follows ($ in millions):

	For the Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory income tax rate	$174.5	21.0%
Domestic state and local income taxes, net of federal effect	(7.3)	(0.9)
Foreign tax effects
Switzerland
Statutory income tax rate differential	(85.0)	(10.2)
Intercompany distributions	28.9	3.5
State and local income taxes	15.0	1.8
Other	2.2	0.3
China
Intercompany distributions	22.6	2.7
Other	0.2	-
Other foreign jurisdictions	4.4	0.5
Cross-border tax laws
Global intangible low-taxed income	47.0	5.6
Foreign derived deduction eligible income	(9.5)	(1.1)
Cross-border tax laws - other	14.8	1.8
Tax credits
Research credits	(16.5)	(2.0)
Foreign tax credits	(19.0)	(2.3)
Valuation allowance changes	95.7	11.5
Nontaxable and nondeductible items
Contingent consideration	(17.1)	(2.1)
Nontaxable and nondeductible items - other	3.5	0.4
Worldwide changes in unrecognized tax benefits	1.5	0.2
Other
Investments in partnership	(48.4)	(5.8)
Capital loss	(105.5)	(12.7)
Net operating loss	9.9	1.2
Domestic federal - other	13.8	1.7
Total	$125.7	15.1%

For the year ended December 31, 2025, state and local income taxes in California, Illinois, Indiana, New York, and Minnesota comprise the majority of the domestic state and local income taxes, net of federal effect category.

A reconciliation of the U.S. statutory income tax rate to our effective tax rate for the years ended December 31, 2024 and 2023 is as follows:

	For the Years Ended December 31,
	2024	2023
U.S. statutory income tax rate	21.0%	21.0%
State taxes, net of federal deduction	0.7	0.2
Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(6.6)	(0.3)
Change in valuation allowance	(0.3)	(0.2)
Non-deductible expenses	0.3	0.7
Tax impact of certain significant transactions	0.1	-
Tax benefit relating to foreign derived intangible income and U.S. manufacturer’s deduction	(0.2)	(0.8)
R&D tax credit	(1.1)	(0.6)
Share-based compensation	1.0	0.1
Net uncertain tax positions, including interest and penalties	(3.2)	(16.0)
Other	1.0	(0.1)
Effective income tax rate	12.7%	4.0%

Components of Income Taxes Paid, Net of Refunds Received

The components of income taxes paid, net of refunds received, consisted of the following (in millions):

	For the Years Ended December 31,
	2025	2024	2023

US federal	$196.9
US state and local	24.1
US income tax paid	$221.0
Foreign
China	$25.5
Other - foreign	130.4
Foreign income tax paid	$155.9
Net income taxes paid	$376.9
Net income tax paid (prior to ASU 2023-09)	$-	$328.5	$215.2

Components of Deferred Taxes

The components of deferred taxes consisted of the following (in millions):

	As of December 31,
	2025	2024
Deferred tax assets:
Inventory	$266.7	$202.6
Net operating loss carryover	459.3	452.4
Tax credit carryover	121.2	100.5
Capital loss carryover	123.7	7.4
Product liability and litigation	23.7	25.9
Accrued liabilities	94.2	54.8
Share-based compensation	41.2	42.2
Accounts receivable	28.8	31.2
Foreign currency items	28.7	-
Research and development	93.0	129.9
Investment in partnerships	52.6	-
Lease liability	55.3	58.1
Other	1.6	9.4
Total deferred tax assets	1,390.0	1,114.4
Less: Valuation allowances	(573.0)	(449.4)
Total deferred tax assets after valuation allowances	$817.0	$665.0
Deferred tax liabilities:
Fixed assets	$153.0	$118.2
Intangible assets	534.6	437.0
Foreign currency items	-	40.8
Lease asset	49.1	51.4
Defined benefit plans	49.1	33.5
Other	13.4	16.5
Total deferred tax liabilities	799.2	697.4
Total net deferred income taxes	$17.8	$(32.4)

Summary of Tax Credit Carryforwards

At December 31, 2025, net operating loss, tax credit carryovers, and capital loss carryovers are available to reduce future federal, state and foreign taxable earnings (in millions):

Expiration Period:	Net operating loss carryover	Tax credit carryover	Capital loss carryover
1-5 years	$24.2	$29.0	$115.3
6-10 years	231.9	78.8	-
11+ years	39.5	12.2	0.6
Indefinite	163.7	1.2	7.8
	459.3	121.2	123.7
Valuation allowances	$391.0	$47.8	$123.7

Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in millions):

	For the Years Ended December 31,
	2025	2024	2023
Balance at January 1	$241.4	$391.9	$521.0
Increases related to business combinations	0.6	-	-
Increases related to prior periods	1.4	80.9	68.7
Decreases related to prior periods	(0.3)	(136.8)	(206.2)
Increases related to current period	4.8	4.3	8.7
Decreases related to settlements with taxing authorities	-	(98.4)	-
Decreases related to lapse of statute of limitations	(0.5)	(0.5)	(0.3)
Balance at December 31	$247.4	$241.4	$391.9
Amounts impacting effective tax rate, if recognized balance at December 31	$213.2	$204.1	$251.6